Finance expense (Tables)	12 Months Ended
Dec. 31, 2023
Finance Expense
Schedule of finance expense
	2023	2022
	US$	US$
Interest expenses:
- Lease liabilities	55,934	28,559
- Borrowings	284,112	217,800
- Loans from Directors	48,671	-
	388,717	246,359